LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating leases
2023	$ 1,934
2024	1,633
2025	341
2026	36
Thereafter	4
Total future lease payements	3,948
Less imputed interest	117
Total lease liability balance	$ 3,831